Summary of Segments Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 7,937		$ 7,357		$ 5,900
Vehicle depreciation and lease charges, net	1,811		1,471		1,223
Vehicle interest, net	264		297		286
Adjusted EBITDA	769	[1]	840	[1]	610	[1]
Non-vehicle depreciation and amortization	152		125		95
Segment assets exclusive of assets under vehicle programs	5,832		5,119		3,848
Assets under vehicle programs	10,452		10,099		9,090
Capital expenditures (excluding vehicles)	152		132		65
North America
Segment Reporting Information [Line Items]
Net revenues	5,042		4,640		4,495
Vehicle depreciation and lease charges, net	1,254		943		969
Vehicle interest, net	203		246		263
Adjusted EBITDA	508		557		444
Non-vehicle depreciation and amortization	101		78		80
Segment assets exclusive of assets under vehicle programs	3,718		3,065		2,112
Assets under vehicle programs	7,939		7,394		6,674
Capital expenditures (excluding vehicles)	98		72		54
International
Segment Reporting Information [Line Items]
Net revenues	2,522		2,342		1,028
Vehicle depreciation and lease charges, net	509		483		209
Vehicle interest, net	49		38		11
Adjusted EBITDA	272		270		130
Non-vehicle depreciation and amortization	50		46		14
Segment assets exclusive of assets under vehicle programs	1,809		1,740		1,464
Assets under vehicle programs	2,164		2,300		2,109
Capital expenditures (excluding vehicles)	54		60		10
Truck Rental
Segment Reporting Information [Line Items]
Net revenues	373		374		376
Vehicle depreciation and lease charges, net	48		45		45
Vehicle interest, net	12		13		12
Adjusted EBITDA	36		34		49
Non-vehicle depreciation and amortization	1		1		1
Segment assets exclusive of assets under vehicle programs	80		90		88
Assets under vehicle programs	349		405		307
Capital expenditures (excluding vehicles)					1
Corporate and Other
Segment Reporting Information [Line Items]
Net revenues	0	[2]	1	[3]	1	[4]
Adjusted EBITDA	(47)	[2]	(21)	[3]	(13)	[4]
Segment assets exclusive of assets under vehicle programs	$ 225	[2]	$ 224	[3]	$ 184	[4]

[1]	For the Year Ended December 31, 2013 2012 2011Adjusted EBITDA$769 $840 $610Less: Non-vehicle related depreciation and amortization152 125 95 Interest expense related to corporate debt, net228 268 219 Early extinguishment of debt147 75 — Restructuring expense61 38 5 Transaction-related costs51 34 255 Impairment33 — —Income before income taxes$97 $300 $36
[2]	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmEyMzQ5YWU3YTQ4NTQ5NjQ4YWUyOWRhMmRhMjQxODBhfFRleHRTZWxlY3Rpb246OTY2RENDMzkwRkQzMUU0RDM5OUFDQ0M2RDE1MzgyRkYM}
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmEyMzQ5YWU3YTQ4NTQ5NjQ4YWUyOWRhMmRhMjQxODBhfFRleHRTZWxlY3Rpb246Q0EwQ0I3MEZGNDBCQzJEQzQwMUFDQ0M2RDE1MzdBQzMM}